DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Trade and other current receivables	$ 27.1	$ 37.1
Inventories	193.2	150.4
Current income tax receivable	12.9	12.5
Prepaid expenses and other	5.6	6.1
Deferred tax assets	171.6	224.9
Assets held for sale	109.0	0.0
Liabilities [abstract]
Trade and other payables	178.2	169.2
Current income tax payable	0.0	6.2
Reclamation and closure cost obligations	121.5	81.0
Provisions	2.6	12.0
Deferred tax liabilities		5.8
Liabilities held for sale	62.8	$ 0.0
Discontinued operations [member]
Assets [Abstract]
Trade and other current receivables	3.4
Inventories	10.0
Current income tax receivable
Prepaid expenses and other	1.1
Mining interests	85.3
Deferred tax assets	9.2
Assets held for sale	109.0
Liabilities [abstract]
Trade and other payables	16.9
Current income tax payable	7.7
Reclamation and closure cost obligations	18.0
Provisions	9.1
Deferred tax liabilities	11.1
Liabilities held for sale	62.8
Net assets held for sale	$ 46.2